Restructuring Charges - Components of Restructuring Charges Less Releases Recorded in Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 264	$ 28	$ 6
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	239	43	10
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	27	1	17
Release of Provisions/Accruals [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (2)	$ (16)	$ (21)